Leases, Future Minimum Time-Charter Receipts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2024 (remaining)	$ 42,402
2025	85,085
2026	60,782
2027	36,816
2028 and thereafter	81,173
Total	$ 306,258
Estimated off-hire time	20 days
Weco Tankers A/S [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
CTC [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4